Stock-Based Compensation - Summary of Assumptions Used in Black-Scholes Option-Pricing Model to Determine the Grant-Date Fair Value of Stock Options Granted (Detail)	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Expected term in years	6 years 6 months	6 years 6 months	6 years 6 months
Expected stock price volatility	40.00%	24.00%	37.00%
Risk-free interest rate	1.58%	2.76%	2.09%
Expected dividend yield	0.00%	0.00%	0.00%